Portfolio of investments—September 30, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 97.40%
Communication services: 7.22%
Entertainment: 5.28%
Endeavor Group Holdings, Inc. Class A	43,800	$871,620
Liberty Media Corp. Class C†	30,900	1,925,070
Liberty Media Corp.-Liberty Live Class C†	35,378	1,135,634
TKO Group Holdings, Inc.	14,000	1,176,840
Warner Music Group Corp. Class A	47,300	1,485,220
		6,594,384
Interactive media & services: 1.94%
IAC, Inc.†	30,272	1,525,406
ZoomInfo Technologies, Inc. Class A†	55,100	903,640
		2,429,046
Consumer discretionary: 10.13%
Broadline retail: 3.32%
Global-E Online Ltd.†	48,789	1,938,875
MercadoLibre, Inc.†	1,743	2,209,915
		4,148,790
Hotels, restaurants & leisure: 4.86%
Chipotle Mexican Grill, Inc. Class A†	900	1,648,647
Hyatt Hotels Corp. Class A	8,900	944,112
MGM Resorts International†	37,900	1,393,204
Wingstop, Inc.	11,600	2,086,144
		6,072,107
Specialty retail: 0.69%
Wayfair, Inc. Class A†	14,100	854,037
Textiles, apparel & luxury goods: 1.26%
On Holding AG Class A†	56,600	1,574,612
Consumer staples: 2.64%
Personal care products: 2.64%
BellRing Brands, Inc.†	44,700	1,842,981
Coty, Inc. Class A†	133,100	1,460,107
		3,303,088
Financials: 4.63%
Capital markets: 2.65%
MarketAxess Holdings, Inc.	5,300	1,132,292
Morningstar, Inc.	9,300	2,178,432
		3,310,724
Financial services: 1.98%
Jack Henry & Associates, Inc.	9,800	1,481,172
StoneCo Ltd. Class A†	92,719	989,312
		2,470,484
See accompanying notes to portfolio of investments
Allspring VT Discovery SMID Cap Growth Fund (formerly, Allspring VT Discovery Fund)  | 1

Portfolio of investments—September 30, 2023 (unaudited)

	Shares	Value
Health care: 19.69%
Biotechnology: 5.22%
Ascendis Pharma AS ADR†	9,148	$856,619
CRISPR Therapeutics AG†	12,027	545,905
Exact Sciences Corp.†	26,100	1,780,542
Halozyme Therapeutics, Inc.†	29,400	1,123,080
Natera, Inc.†	24,500	1,084,125
Sarepta Therapeutics, Inc.†	9,300	1,127,346
		6,517,617
Health care equipment & supplies: 7.65%
DexCom, Inc.†	10,900	1,016,970
Inari Medical, Inc.†	20,200	1,321,080
Inspire Medical Systems, Inc.†	8,800	1,746,272
iRhythm Technologies, Inc.†	15,800	1,489,308
PROCEPT BioRobotics Corp.†	32,100	1,053,201
Shockwave Medical, Inc.†	10,352	2,061,083
TransMedics Group, Inc.†	15,800	865,050
		9,552,964
Health care providers & services: 3.28%
HealthEquity, Inc.†	29,700	2,169,585
Option Care Health, Inc.†	59,700	1,931,295
		4,100,880
Life sciences tools & services: 3.54%
Bio-Techne Corp.	28,600	1,946,802
Repligen Corp.†	9,400	1,494,694
Waters Corp.†	3,600	987,156
		4,428,652
Industrials: 26.37%
Aerospace & defense: 2.23%
Axon Enterprise, Inc.†	14,000	2,785,860
Building products: 2.38%
Advanced Drainage Systems, Inc.	13,114	1,492,767
Trex Co., Inc.†	24,100	1,485,283
		2,978,050
Commercial services & supplies: 7.57%
Casella Waste Systems, Inc. Class A†	40,834	3,115,634
RB Global, Inc.	23,300	1,456,250
Rollins, Inc.	57,000	2,127,810
Tetra Tech, Inc.	18,100	2,751,743
		9,451,437
Construction & engineering: 1.40%
EMCOR Group, Inc.	8,300	1,746,237
See accompanying notes to portfolio of investments
2 | Allspring VT Discovery SMID Cap Growth Fund (formerly, Allspring VT Discovery Fund)

Portfolio of investments—September 30, 2023 (unaudited)

	Shares	Value
Electrical equipment: 1.57%
Vertiv Holdings Co.	52,600	$1,956,720
Ground transportation: 2.98%
JB Hunt Transport Services, Inc.	9,200	1,734,384
Saia, Inc.†	5,000	1,993,250
		3,727,634
Machinery: 1.55%
RBC Bearings, Inc.†	8,300	1,943,279
Professional services: 1.93%
WNS Holdings Ltd. ADR†	35,200	2,409,792
Trading companies & distributors: 4.76%
Applied Industrial Technologies, Inc.	10,800	1,669,788
SiteOne Landscape Supply, Inc.†	14,361	2,347,305
Watsco, Inc.	5,100	1,926,372
		5,943,465
Information technology: 23.42%
Electronic equipment, instruments & components: 4.52%
Novanta, Inc.†	14,000	2,008,160
Teledyne Technologies, Inc.†	8,900	3,636,362
		5,644,522
IT services: 3.82%
Globant SA†	15,000	2,967,750
MongoDB, Inc. Class A†	5,200	1,798,472
		4,766,222
Semiconductors & semiconductor equipment: 3.89%
Allegro MicroSystems, Inc.†	29,300	935,842
Axcelis Technologies, Inc.†	7,800	1,271,790
Entegris, Inc.	8,700	817,017
Impinj, Inc.†	17,400	957,522
Monolithic Power Systems, Inc.	1,900	877,800
		4,859,971
Software: 11.19%
BILL Holdings, Inc.†	18,266	1,983,140
CCC Intelligent Solutions Holdings, Inc.†	178,200	2,378,970
Confluent, Inc. Class A†	66,000	1,954,260
Fair Isaac Corp.†	1,800	1,563,354
HubSpot, Inc.†	2,900	1,428,250
Olo, Inc. Class A†	114,500	693,870
Tyler Technologies, Inc.†	5,800	2,239,612
Zscaler, Inc.†	11,200	1,742,608
		13,984,064
See accompanying notes to portfolio of investments
Allspring VT Discovery SMID Cap Growth Fund (formerly, Allspring VT Discovery Fund)  | 3

Portfolio of investments—September 30, 2023 (unaudited)

	Shares	Value
Materials: 1.60%
Metals & mining: 1.60%
ATI, Inc.†	48,700	$2,004,005
Real estate: 1.70%
Industrial REITs : 1.70%
Rexford Industrial Realty, Inc.	42,900	2,117,115
Total common stocks (Cost $118,300,212)		121,675,758

		Yield
Short-term investments: 1.98%
Investment companies: 1.98%
Allspring Government Money Market Fund Select Class♠∞		5.27%	2,467,989	2,467,989
Total short-term investments (Cost $2,467,989)				2,467,989
Total investments in securities (Cost $120,768,201)	99.38%			124,143,747
Other assets and liabilities, net	0.62			775,733
Total net assets	100.00%			$124,919,480

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,203,560	$24,019,753	$(25,755,324)	$0	$0	$2,467,989	2,467,989	$112,862
Investments in affiliates no longer held at end of period
Securities Lending Cash Investments LLC	1,012,703	2,067,225	(3,079,832)	(88)	(8)	0	0	6,719 [1]
				$(88)	$(8)	$2,467,989		$119,581

[1]	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments
4 | Allspring VT Discovery SMID Cap Growth Fund (formerly, Allspring VT Discovery Fund)

Notes to portfolio of investments—September 30, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Securities lending
During the period, the Fund participated in a program to lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities were on loan, the Fund received interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions was invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”), an affiliated non-registered investment company. Interests in the non-registered investment company that were redeemable at net asset value were fair valued normally at net asset value. Effective at the close of business on March 29, 2023, the Fund is no longer participating in the securities lending program and the Securities Lending Fund was liquidated. Securities Lending Fund was managed by Allspring Funds Management and was subadvised by Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring VT Discovery SMID Cap Growth Fund (formerly, Allspring VT Discovery Fund)  | 5

Notes to portfolio of investments—September 30, 2023 (unaudited)
 The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$9,023,430	$0	$0	$9,023,430
Consumer discretionary	12,649,546	0	0	12,649,546
Consumer staples	3,303,088	0	0	3,303,088
Financials	5,781,208	0	0	5,781,208
Health care	24,600,113	0	0	24,600,113
Industrials	32,942,474	0	0	32,942,474
Information technology	29,254,779	0	0	29,254,779
Materials	2,004,005	0	0	2,004,005
Real estate	2,117,115	0	0	2,117,115
Short-term investments
Investment companies	2,467,989	0	0	2,467,989
Total assets	$124,143,747	$0	$0	$124,143,747
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended September 30, 2023, the Fund did not have any transfers into/out of Level 3.
6 | Allspring VT Discovery SMID Cap Growth Fund (formerly, Allspring VT Discovery Fund)